Financial instruments (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Measured at Fair Value on Recurring Basis

The following table represents the fair value hierarchy for the Company’s financial instruments measured at fair value on a recurring basis as of December 31, 2023:

	December 31, 2023
	Fair Value Measured using
Particulars	Level 1	Level 2	Level 3	Total
Financial liabilities:
Convertible promissory notes	1,029,374	—	—	1,029,374
	1,029,374	—	—	1,029,374

	December 31, 2023
	Fair Value Measured using
Particulars	Level 1	Level 2	Level 3	Total
Financial assets:
Forward purchase agreement	—	—	24,462,103	24,462,103
	—	—	24,462,103	24,462,103

The following table represents the fair value hierarchy for the Company’s financial instruments measured at fair value on a recurring basis as of March 31, 2022:

	March 31, 2022
	Fair Value Measured using
Particulars	Level 1	Level 2	Level 3	Total
Financial liabilities:
Share warrants	—	—	68,675	68,675
Convertible notes	—	—	23,032,002	23,032,002
		—	23,100,677	23,100,677

Schedule of Reconciliation of the Company's Financial Liabilities Measured and Recorded at Fair Value on a Recurring Basis

The following table presents a reconciliation of the Company’s financial liabilities measured and recorded at fair value on a recurring basis as of March 31, 2023 and 2022, using significant unobservable inputs (Level 3):

	Warrants	Convertible notes
Balance as of March 31, 2022	68,675	23,032,002
Change in fair value	34,484	974,890
Conversion of convertible notes into preferred stock	—	24,006,892
Exercise of share warrants	103,159	—
Balance as of March 31, 2023	—	—